Other income / (expenses), net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income Expenses Net
Other income and expenses, net include the following

Other income and expenses, net include the following:

€ in thousand		Year ended December 31,
	2021	2020	2019
Research and development tax credit	21,949	9,937	6,314
Grant income	1,684	7,680	1,886
Profit/(loss) on disposal of fixed assets and intangible assets, net	(42)	(10)	(92)
Profit/(loss) from revaluation of lease agreements	—	1,584	—
Taxes, duties, fees, charges, other than income tax	(212)	(168)	(146)
Miscellaneous income/(expenses), net	(403)	95	(1,623)
Other income and expenses, net	22,976	19,117	6,338